Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 100,399	$ 90,987
Goodwill			$ 393
Total assets	100,399	90,987
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	39,024	34,821
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 61,375	$ 56,166